Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Information about Awards Granted

The Group uses separate option pricing models and assumptions depending on the plan. The following table sets out information about awards granted in 2017, 2016 and 2015:

	APP			LTIP
	Binomial valuation model			Monte Carlo Simulation and Binomial valuation model
	2017	2016	2015	2017	2016	2015
Weighted average share price	3,781.0p	2,725.0p	2,565.0p	4,300.0p	2,846.0p	2,634.0p
Expected dividend yield	n/a	n/a	n/a	2.05%	2.55%	2.34%
Risk-free interest rate				0.10%	0.36%	0.59%
Volatility[a]				24%	24%	22%

Term (years)	3.0	3.0	3.0	3.0	3.0	3.0

[a]	The expected volatility was determined by calculating the historical volatility of the Company’s share price corresponding to the expected life of the share award.

Summary of Movements in Awards Outstanding Under the Schemes

Movements in the awards outstanding under the schemes are as follows:

	APP	LTIP
	Number of shares thousands	Performance-related awards Number of shares thousands	Restricted stock units Number of shares thousands
Outstanding at 1 January 2015	768	6,120	—
Granted	265	1,803	—
Vested	(307)	(1,278)	—
Lapsed or cancelled	(37)	(1,370)	—
Outstanding at 31 December 2015	689	5,275	—
Granted	336	889	467
Vested	(229)	(915)	—
Share capital consolidation	(104)	—	—
Lapsed or cancelled	(7)	(1,048)	(18)
Outstanding at 31 December 2016	685	4,201	449
Granted	235	280	525
Vested	(263)	(928)	—
Share capital consolidation	(21)	—	—
Lapsed or cancelled	(20)	(1,160)	(58)

Outstanding at 31 December 2017	616	2,393	916

Fair value of awards granted during the year (cents)
2017	4,959.3	4,133.2	5,251.0
2016	3,671.9	1,768.0	3,624.5
2015	3,874.5	1,734.5	—
Weighted average remaining contract life (years)
At 31 December 2017	1.2	0.6	1.7
At 31 December 2016	1.2	0.9	2.2

At 31 December 2015	1.2	1.1	—